Reportable Segment Information	12 Months Ended
Dec. 31, 2011
Reportable Segment Information [Abstract]
REPORTABLE SEGMENT INFORMATION

NOTE 19 – REPORTABLE SEGMENT INFORMATION

The Company reports its segment information in the same way that management internally organizes its business for assessing performance and making decisions regarding allocation of resources in accordance with the Segment Reporting Topic of the ASC. The Company has determined that it has four reportable segments: Paint Stores Group, Consumer Group, Global Finishes Group and Latin America Coatings Group (collectively, the “Reportable Segments”). Factors considered in determining the four Reportable Segments of the Company include the nature of business activities, the management structure directly accountable to the Company’s chief operating decision maker (CODM) for operating and administrative activities, availability of discrete financial information and information presented to the Board of Directors. Prior to December 31, 2011, the Latin America Coatings Group had been aggregated with the Global Finishes Group in accordance with the quantitative thresholds in ASC 280-10-50-12. Based on the performance trends within the two operating segments, effective December 31, 2011, the Latin America Coatings Group is a separate reportable segment. In accordance with ASC 280-10-50-17, prior periods have been restated to reflect the Latin America Coatings Group as a reportable segment. The Company reports all other business activities and immaterial operating segments that are not reportable in the Administrative segment. See pages 6 through 13 of this report for more information about the Reportable Segments.

The Company’s CODM has been identified as the Chief Executive Officer because he has final authority over performance assessment and resource allocation decisions. Because of the diverse operations of the Company, the CODM regularly receives discrete financial information about each reportable segment as well as a significant amount of additional financial information about certain divisions, business units or subsidiaries of the Company. The CODM uses all such financial information for performance assessment and resource allocation decisions. The CODM evaluates the performance of and allocates resources to the Reportable Segments based on profit or loss before income taxes and cash generated from operations. The accounting policies of the Reportable Segments are the same as those described in Note 1 of this report.

The Paint Stores Group consisted of 3,450 company-operated specialty paint stores in the United States, Canada, Puerto Rico, Virgin Islands, Trinidad and Tobago, St. Maarten, Jamaica and Curacao at December 31, 2011. Each store in this segment is engaged in the related business activity of selling paint, coatings and related products to end-use customers. The Paint Stores Group markets and sells Sherwin-Williams® branded architectural paint and coatings, protective and marine products, OEM product finishes and related items. These products are produced by manufacturing facilities in the Consumer Group. In addition, each store sells selected purchased associated products. The loss of any single customer would not have a material adverse effect on the business of this segment. During 2011, this segment opened 60 net new stores, consisting of 66 new stores opened (53 in the United States, 12 in Canada, and 1 in Curacao) and 6 stores closed in the United States. In 2010 and 2009, this segment opened 36 and 8 net new stores, respectively. A map on pages 14 and 15 of this report shows the number of paint stores and their geographic location. The CODM uses discrete financial information about the Paint Stores Group, supplemented with information by geographic region, product type and customer type, to assess performance of and allocate resources to the Paint Stores Group as a whole. In accordance with ASC 280-10-50-9, the Paint Stores Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a reportable segment.

The Consumer Group develops, manufactures and distributes a variety of paint, coatings and related products to third-party customers primarily in the United States and Canada, and the Paint Stores Group. Approximately 62 percent of the total sales of the Consumer Group in 2011 were inter-segment transfers of products primarily sold through the Paint Stores Group. Sales and marketing of certain controlled brand and private labeled products is performed by a direct sales staff. The products distributed through third party customers are intended for resale to the ultimate end-user of the product. The Consumer Group had sales to certain customers that, individually, may be a significant portion of the sales of the segment. However, the loss of any single customer would not have a material adverse effect on the overall profitability of the segment. This segment incurred most of the Company’s capital expenditures related to ongoing environmental compliance measures. The CODM uses discrete financial information about the Consumer Group, supplemented with information by product types and customer, to assess performance of and allocate resources to the Consumer Group as a whole. In accordance with ASC 280-10-50-9, the Consumer Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a reportable segment.

The Global Finishes Group develops, licenses, manufactures, distributes and sells a variety of protective and marine products, automotive finishes and refinish products, OEM product finishes and related products in North and South America, Europe and Asia. This segment meets the demands of its customers for a consistent worldwide product development, manufacturing and distribution presence and approach to doing business. This segment licenses certain technology and trade names worldwide. Sherwin-Williams ® and other controlled brand products are distributed through the Paint Stores Group and this segment’s 303 company-operated branches and by a direct sales staff and outside sales representatives to retailers, dealers, jobbers, licensees and other third party distributors. During 2011, this segment opened or acquired 1 new branch in the United States and closed 13 (6 in the United States, 5 in India, and 2 in Canada) for a net decrease of 12 branches. At December 31, 2011, the Global Finishes Group consisted of operations in the United States, subsidiaries in 36 foreign countries and income from licensing agreements in 15 foreign countries. The CODM uses discrete financial information about the Global Finishes Group reportable segment, supplemented with information about geographic divisions, business units, and subsidiaries, to assess performance of and allocate resources to the Global Finishes Group as a whole. In accordance with ASC 280-10-50-9, the Global Finishes Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a reportable segment. A map on pages 14 and 15 of this report shows the number of branches and their geographic locations.

The Latin America Coatings Group develops, licenses, manufactures, distributes and sells a variety of architectural paint and coatings, protective and marine products, OEM product finishes and related products in North and South America. This segment meets the demands of its customers for consistent regional product development, manufacturing and distribution presence and approach to doing business. Sherwin-Williams ® and other controlled brand products are distributed through this segment’s 265 company-operated stores and by a direct sales staff and outside sales representatives to retailers, dealers, licensees and other third party distributors. During 2011, this segment opened or acquired 19 new stores (15 in South America and 4 in Mexico) and closed 3 in South America for a net increase of 16 stores. At December 31, 2011, the Latin America Coatings Group consisted of operations from subsidiaries in 9 foreign countries, 4 foreign joint ventures and income from licensing agreements in 10 foreign countries. The CODM uses discrete financial information about the Latin America Coatings Group reportable segment, supplemented with information about geographic divisions, business units, and subsidiaries, to assess performance of and allocate resources to the Latin America Coatings Group as a whole. In accordance with ASC 280-10-50-9, the Latin America Coatings Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a report-able segment. A map on pages 14 and 15 of this report shows the number of stores and their geographic locations.

The Administrative segment includes the administrative expenses of the Company’s corporate headquarters site. Also included in the Administrative segment was interest expense, interest and investment income, certain expenses related to closed facilities and environmental-related matters, and other expenses which were not directly associated with the Reportable Segments. The Administrative segment did not include any significant foreign operations. Also included in the Administrative segment was a real estate management unit that is responsible for the ownership, management and leasing of non-retail properties held primarily for use by the Company, including the Company’s headquarters site, and disposal of idle facilities. Sales of this segment represented external leasing revenue of excess headquarters space or leasing of facilities no longer used by the Company in its primary businesses. Gains and losses from the sale of property were not a significant operating factor in determining the performance of the Administrative segment.

Net external sales of all consolidated foreign subsidiaries were $1,982,859, $1,468,116 and $1,025,824 for 2011, 2010 and 2009, respectively. Segment profit of all consolidated foreign subsidiaries was $122,436, $86,951 and $27,028 for 2011, 2010 and 2009, respectively. Domestic operations accounted for the remaining net external sales and segment profits. Long-lived assets consisted of Property, plant and equipment, Goodwill, Intangible assets, Deferred pension assets and Other assets. The aggregate total of long-lived assets for the Company was $2,967,660, $2,955,513 and, $2,553,836 at December 31, 2011, 2010 and 2009, respectively. Long-lived assets of consolidated foreign subsidiaries totaled $650,681, $664,547 and $249,345 at December 31, 2011, 2010 and 2009, respectively. Total Assets of the Company were $5,229,252, $5,169,235 and $4,323,855 at December 31, 2011, 2010 and 2009, respectively. Total assets of consolidated foreign subsidiaries were $1,443,034, $1,467,969 and $753,915, which represented 27.6 percent, 28.4 percent and 17.4 percent of the Company’s total assets at December 31, 2011, 2010 and 2009, respectively. No single geographic area outside the United States was significant relative to consolidated net sales or operating profits. Export sales and sales to any individual customer were each less than 10 percent of consolidated sales to unaffiliated customers during all years presented.

In the reportable segment financial information that follows, Segment profit was total net sales and intersegment transfers less operating costs and expenses. Identifiable assets were those directly identified with each reportable segment. The Administrative segment assets consisted primarily of cash and cash equivalents, investments, deferred pension assets, and headquarters property, plant and equipment. The margin for each reportable segment was based upon total net sales and intersegment transfers. Domestic intersegment transfers were accounted for at the approximate fully absorbed manufactured cost, based on normal capacity volumes, plus customary distribution costs. International inter-segment transfers were accounted for at values comparable to normal unaffiliated customer sales.

	2011
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$4,780	$1,274		$1,878	$828	$6	$8,766
Intersegment transfers		2,091		9	39	(2,139)

Total net sales and intersegment transfers	$4,780	$3,365		$1,887	$867	$(2,133)	$8,766
Segment profit	$646	$174		$90	$75		$985
Interest expense						$(42)	(42)
Administrative expenses and other						(201)	(201)

Income before income taxes	$646	$174	*	$90	$75	$(243)	$742
Reportable segment margins	13.5%	5.2%		4.8%	8.7%
Identifiable assets	$1,309	$1,682		$939	$469	$830	$5,229
Capital expenditures	50	35		14	14	41	154
Depreciation	48	43		31	11	18	151

	2010
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$4,381	$1,298		$1,417	$675	$5	$7,776
Intersegment transfers		1,770		4	34	(1,808)

Total net sales and intersegment transfers	$4,381	$3,068		$1,421	$709	$(1,803)	$7,776
Segment profit	$620	$204		$65	$59		$948
Interest expense						$(71)	(71)
Administrative expenses and other						(199)	(199)

Income before income taxes	$620	$204	*	$65	$59	$(270)	$678
Reportable segment margins	14.2%	6.6%		4.6%	8.3%
Identifiable assets	$1,238	$1,603		$1,089	$437	$802	$5,169
Capital expenditures	51	25		26	12	11	125
Depreciation	47	39		28	10	16	140

	2009
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$4,209	$1,225		$1,117	$537	$6	$7,094
Intersegment transfers		1,715		2	28	(1,745)

Total net sales and intersegment transfers	$4,209	$2,940		$1,119	$565	$(1,739)	$7,094
Segment profit	$600	$157		$14	$51		$822
Interest expense						$(40)	(40)
Administrative expenses and other						(159)	(159)

Income before income taxes	$600	$157	*	$14	$51	$(199)	$623
Reportable segment margins	14.3%	5.3%		1.3%	9.0%
Identifiable assets	$1,187	$1,524		$603	$324	$686	$4,324
Capital expenditures	40	28		14	7	2	91
Depreciation	48	50		21	8	18	145

*	Segment profit included $24, $22 and $19 of mark-up on intersegment transfers realized as a result of external sales by the Paint Stores Group during 2011, 2010 and 2009, respectively.